PROPERTY AND EQUIPMENT, NET (Schedule Of Property And Equipment, Net) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property and equipment, net [Line Items]
Equipment, gross	$ 50,944	$ 49,625
Less: Accumulated depreciation	(21,322)	(20,869)
Less: Accumulated impairment loss	(90)	(90)
Equipment, net	29,532	28,666
Building [Member]
Property and equipment, net [Line Items]
Equipment, gross	32,002	29,989
Computer equipment and application software [Member]
Property and equipment, net [Line Items]
Equipment, gross	17,821	18,724
Furniture and vehicles [Member]
Property and equipment, net [Line Items]
Equipment, gross	312	137
Leasehold improvements [Member]
Property and equipment, net [Line Items]
Equipment, gross	$ 809	$ 775